Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Leases
13.	Leases

The Group maintains lease contracts with third parties, mainly a contract for the lease of trucks for a term of 5 years. The annual incremental interest rate used for the initial recognition of the right-of-use asset and the lease liability ranges between 5.2 and 6.2 percent.

The Group also leases certain minor equipment for less than 12 months, the Group has decided to apply the recognition exemption for short term leases (less than 12 months) and for leases of low value assets. The expense for this type of lease amounted to S/1,527,000 for the twelve-month period ended December 31, 2022 (2021: S/1,419,000) and was recognized in the “Administrative Expenses” caption of the interim condensed consolidated statement of profit or loss.

The movement of the right-of-use assets recognized by the Group is shown below:

	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2021	7,504	38	7,542
Additions	217	-	217
Sales and/or retirement	-	(3)	(3)
Balance as of December 31, 2021	7,721	35	7,756
Additions	306	307	613
Balance as of December 31, 2022	8,027	342	8,369
Accumulated depreciation -
Balance as of January 1, 2021	1,501	35	1,536
Additions	1,552	-	1,552
Balance as of December 31, 2021	3,053	35	3,088
Additions	1,616	26	1,642
Balance as of December 31, 2022	4,669	61	4,730
Net book value
As of December 31, 2021	4,668	-	4,668
As of December 31, 2022	3,358	281	3,639

The movement of the lease liabilities recognized by the Group is shown below:

	2022	2021
	S/(000)	S/(000)

Balance as of January 1	5,829	6,633
Additions	613	217
Financial interest expenses, note 26	317	383
Lease payments	(2,511)	(2,419)
Other	107	1,015
Balance as of December 31	4,355	5,829
Maturity
Current portion	2,005	1,856
Non-current portion	2,350	3,973
Balance as of December 31	4,355	5,829

The future cash disbursements in relation to lease liabilities have been disclosed in note 30.